UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21279

The Merger Fund VL
(Exact name of registrant as specified in charter)

100 Summit Lake Drive
Valhalla, New York 10595
(Address of principal executive offices) (Zip code)

Roy Behren and Michael T. Shannon
100 Summit Lake Drive
Valhalla, New York  10595
(Name and address of agent for service)

1-800-343-8959
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  June 30, 2013

Item 1. Reports to Stockholders.

THE MERGER FUND VL

SEMI-ANNUAL REPORT

JUNE 30, 2013

Chart 1	Chart 2

PORTFOLIO COMPOSITION	PORTFOLIO COMPOSITION
By Type of Deal*	By Type of Buyer*

Chart 3

PORTFOLIO COMPOSITION
By Deal Terms*

*	Data expressed as a percentage of long common stock, corporate bonds and swap contract positions as of June 30, 2013.
1	“Stub” includes assets other than cash and stock (e.g., escrow notes).
2
The compensation is undetermined because the compensation to be received (e.g., stock, cash, escrow notes, other) will be determined at a later date, potentially at the option of the Fund’s investment adviser.

Chart 4

PORTFOLIO COMPOSITION
By Sector*

Chart 5

PORTFOLIO COMPOSITION
By Region*

*	Data expressed as a percentage of long common stock, corporate bonds and swap contract positions as of June 30, 2013.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Chart 6

GLOBAL MERGER ACTIVITY

Quarterly volume of announced global mergers
and acquisitions January 2003 – June 2013

Source: Bloomberg, Global Financial Advisory Mergers & Acquisitions Rankings First Six-Months 2013

The Merger Fund VL
EXPENSE EXAMPLE
June 30, 2013
(Unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. The Fund is not charged any transaction related fees by the Adviser. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 for the period 1/1/13– 6/30/13.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. The example below includes, among other fees, management fees, fund accounting, custody and transfer agent fees. However, the example below does not include portfolio trading commissions and related expenses, and extraordinary expenses as determined under generally accepted accounting principles.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account	Ending Account	Expenses Paid During
	Value 1/1/13	Value 6/30/13	Period 1/1/13 – 6/30/13*
Actual+(1)	$1,000.00	$1,003.80	$8.40
Hypothetical++(2)	$1,000.00	$1,016.41	$8.45

+	Excluding dividends on securities sold short, borrowing expense on securities sold short and interest expense, your actual cost of investment in the Fund would be $6.96.
++	Excluding dividends on securities sold short, borrowing expense on securities sold short and interest expense, your hypothetical cost of investment in the Fund would be $7.00.
(1)	Ending account values and expenses paid during the period based on a 0.38% return. This actual return is net of expenses.
(2)	Ending account values and expenses paid during period based on a 5.00% annual return before expenses.
*	Expenses are equal to the Fund’s annualized expense ratio of 1.69%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

The Merger Fund VL
SCHEDULE OF INVESTMENTS
June 30, 2013
(Unaudited)

Shares		Value

COMMON STOCKS — 75.88%
	ADVERTISING — 2.94%
5,818	Arbitron, Inc. (g)	$270,246
4,700	Lamar Advertising Company Class A (a)(e)	203,980
		474,226
	APPLICATION SOFTWARE — 0.59%
8,600	TiVo, Inc. (a)(e)	95,030

	AUTOMOBILE MANUFACTURERS — 2.13%
10,300	General Motors Co. (a)(e)	343,093

	AUTOMOTIVE RETAIL — 0.04%
178	CST Brands, Inc. (a)	5,484

	BIOTECHNOLOGY — 0.58%
6,600	Elan Corporation plc — ADR (a)(e)	93,324

	BROADCASTING & CABLE TV — 3.00%
7,777	Astral Media, Inc. Class A (b)(g)	369,439
1,100	CC Media Holdings, Inc. (a)	5,506
1,566	Discovery Communications, Inc. Class C (a)	109,088
		484,033
	CABLE & SATELLITE TV — 2.42%
5,879	Comcast Corporation Special Class A (g)	233,220
1,800	DISH Network Corporation Class A (e)	76,536
529	Liberty Global plc Class A (a)(b)(e)	39,217
609	Liberty Global plc Series C (a)(b)	41,336
		390,309
	CASINOS & GAMING — 1.93%
572	Ameristar Casinos, Inc.	15,038
800	Penn National Gaming, Inc. (a)(e)	42,288
9,930	WMS Industries, Inc. (a)	253,314
		310,640
	COAL & CONSUMABLE FUELS — 0.16%
9,599	Uranium One, Inc. (a)(b)	25,008

	COMPUTER HARDWARE — 0.62%
7,516	Dell, Inc.	100,339

	COMPUTER STORAGE & PERIPHERALS — 0.10%
1,593	Intermec, Inc. (a)(f)	15,659

The accompanying notes are an integral part of these financial statements.

The Merger Fund VL
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013
(Unaudited)

Shares		Value
	CONSUMER ELECTRONICS — 0.42%
3,200	Sony Corporation — ADR (e)	$67,808

	CONSUMER FINANCE — 0.91%
6,400	SLM Corporation (e)	146,304

	DATA PROCESSING & OUTSOURCED SERVICES — 0.09%
484	Lender Processing Services, Inc.	15,658

	DEPARTMENT STORES — 1.45%
1,526,272	PCD Stores Group Ltd. (b)	234,174

	DISTILLERS & VINTNERS — 1.16%
3,600	Constellation Brands, Inc. Class A (a)(e)	187,632

	DIVERSIFIED CHEMICALS — 0.86%
8,342	Huntsman Corporation (e)	138,144

	DIVERSIFIED METALS & MINING — 0.56%
3,176	Freeport-McMoRan Copper & Gold, Inc. (e)	87,689
1,276	Pilot Gold, Inc. (a)(b)	971
		88,660
	ELECTRIC UTILITIES — 2.17%
14,888	NV Energy, Inc. (d)	349,273

	HEALTH CARE FACILITIES — 0.69%
5,388	Vanguard Health Systems, Inc. (a)	111,747

	INDUSTRIAL MACHINERY — 2.93%
2,700	Dover Corporation (e)	209,682
161	Gardner Denver, Inc.	12,104
4,533	Ingersoll-Rand plc (b)(e)	251,672
		473,458
	INTEGRATED OIL & GAS — 5.80%
7,000	BP plc — ADR (e)	292,180
6,100	Hess Corporation (e)	405,589
2,300	Murphy Oil Corporation	140,047
1,100	Occidental Petroleum Corporation (e)	98,153
		935,969
	INTEGRATED TELECOMMUNICATION SERVICES — 0.07%
300	AT&T, Inc. (e)	10,620

The accompanying notes are an integral part of these financial statements.

The Merger Fund VL
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013
(Unaudited)

Shares		Value
	INTERNET RETAIL — 0.14%
269	Liberty Ventures (a)	$22,868

	INTERNET SOFTWARE & SERVICES — 2.10%
1,400	Equinix, Inc. (a)(e)	258,608
2,390	ExactTarget, Inc. (a)(d)	80,591
		339,199
	LIFE SCIENCES TOOLS & SERVICES — 3.68%
8,016	Life Technologies Corporation (a)	593,264

	MOVIES & ENTERTAINMENT — 2.74%
6,649	News Corporation Class A (a)(e)	216,757
6,851	News Corporation Class B (a)	224,850
		441,607
	MULTI-LINE INSURANCE — 2.35%
8,500	American International Group, Inc.	379,950

	OIL & GAS DRILLING — 1.81%
4,600	Noble Corporation (b)(e)	172,868
2,500	Transocean, Ltd. (b)(e)	119,875
		292,743
	OIL & GAS EQUIPMENT & SERVICES — 1.99%
384	Lufkin Industries, Inc.	33,973
3,100	Oil States International, Inc. (a)(e)	287,184
		321,157
	OIL & GAS EXPLORATION & PRODUCTION — 2.38%
2,600	Anadarko Petroleum Corporation (e)	223,418
3,800	Berry Petroleum Company (e)	160,816
		384,234
	OIL & GAS REFINING & MARKETING — 0.50%
2,300	Valero Energy Corporation (e)	79,971

	OIL & GAS STORAGE & TRANSPORTATION — 1.29%
648	Kinder Morgan Energy Partners, LP (f)	55,339
4,700	Williams Companies, Inc. (e)	152,609
		207,948

The accompanying notes are an integral part of these financial statements.

The Merger Fund VL
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013
(Unaudited)

Shares		Value
	PACKAGED FOODS & MEATS — 3.45%
5,704	DE Master Blenders 1753 NV (a)(b)	$91,322
3,600	Dean Foods Company (a)(e)	36,072
5,189	Dole Food Company, Inc. (a)(e)	66,160
8,733	Smithfield Foods, Inc. (a)(e)	286,006
5,028	WhiteWave Foods Company Class B (a)	76,425
		555,985
	PAPER PRODUCTS — 1.15%
4,200	International Paper Company (e)	186,102

	PHARMACEUTICALS — 4.62%
2,900	Eli Lilly & Company	142,448
13,033	Pfizer, Inc. (e)	365,054
12,000	Warner Chilcott plc (b)(e)	238,560
		746,062
	REGIONAL BANKS — 0.13%
600	BB&T Corporation (e)	20,328

	REITS — 1.52%
5,775	Colonial Properties Trust	139,293
1,636	CommonWealth REIT (e)	37,824
2,400	Weyerhaeuser Company	68,376
		245,493
	SECURITY & ALARM SERVICES — 0.69%
3,276	Corrections Corporation of America (e)	110,958

	SPECIALIZED CONSUMER SERVICES — 0.62%
7,683	Stewart Enterprises, Inc. Class A	100,570

	SPECIALIZED FINANCE — 3.24%
12,641	NYSE Euronext (g)	523,337

	SPECIALTY CHEMICALS — 1.50%
2,900	Ashland, Inc. (e)	242,150

	SPECIALTY STORES — 0.67%
10,572	OfficeMax, Inc. (e)	108,152

	SYSTEMS SOFTWARE — 1.46%
5,232	BMC Software, Inc. (a)	236,172

The accompanying notes are an integral part of these financial statements.

The Merger Fund VL
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013
(Unaudited)

Shares		Value
	THRIFTS & MORTGAGE FINANCE — 2.02%
35,561	Hudson City Bancorp, Inc. (g)	$325,739

	WIRELESS TELECOMMUNICATION SERVICES — 4.21%
2,386	Clearwire Corporation Class A (a)(e)	11,882
63,742	Sprint Nextel Corporation (a)(e)	447,469
8,900	T-Mobile U.S., Inc. (a)(e)	220,809
		680,160
	TOTAL COMMON STOCKS
	(Cost $11,922,459)	12,240,741
WARRANTS — 0.00%
668	Kinross Gold Corporation (a)(b)	54
	TOTAL WARRANTS
	(Cost $2,560)	54

Principal Amount

CORPORATE BONDS — 6.27%
	American Airlines, Inc.
$192,000	10.500%, 10/15/2012 (i)	230,880
210,000	7.500%, 3/15/2016
	(Acquired 01/25/13 to 05/23/13, Cost $242,293) (h)	245,175
	Clearwire Corporation
208,000	12.000%, 12/1/2015
	(Acquired 04/17/13 to 05/01/13, Cost $222,346) (h)	221,520
	Dean Foods Company
23,000	9.750%, 12/15/2018	26,105
	Lender Processing Services, Inc.
93,000	5.750%, 4/15/2023	99,277
	McMoRan Exploration Company
44,000	11.875%, 11/15/2014	45,765
	MetroPCS Wireless, Inc.
30,000	6.625%, 11/15/2020	31,238
	Oil States International, Inc.
26,000	5.125%, 1/15/2023 (Acquired 06/12/13, Cost $27,750) (h)	27,300
	Vanguard Health Systems, Inc.
79,000	7.750%, 2/1/2019	84,135
	TOTAL CORPORATE BONDS
	(Cost $1,012,896)	1,011,395

The accompanying notes are an integral part of these financial statements.

The Merger Fund VL
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013
(Unaudited)

Contracts (100 shares per contract)		Value

PURCHASED PUT OPTIONS — 0.58%
	American International Group, Inc.
28	Expiration: July 2013, Exercise Price: $38.00	$140
26	Expiration: August 2013, Exercise Price: $35.00	377
17	Expiration: August 2013, Exercise Price: $38.00	519
	Anadarko Petroleum Corporation
4	Expiration: August 2013, Exercise Price: $60.00	44
17	Expiration: August 2013, Exercise Price: $70.00	536
5	Expiration: August 2013, Exercise Price: $77.50	545
	Ashland, Inc.
21	Expiration: July 2013, Exercise Price: $75.00	420
4	Expiration: October 2013, Exercise Price: $70.00	530
	AT&T, Inc.
3	Expiration: September 2013, Exercise Price: $31.00	69
	BB&T Corporation
5	Expiration: September 2013, Exercise Price: $28.00	82
	Berry Petroleum Company
8	Expiration: July 2013, Exercise Price: $40.00	520
30	Expiration: August 2013, Exercise Price: $35.00	1,050
	BP plc — ADR
56	Expiration: October 2013, Exercise Price: $37.00	4,256
	CenturyLink, Inc.
24	Expiration: July 2013, Exercise Price: $29.00	60
	CommonWealth REIT
16	Expiration: July 2013, Exercise Price: $17.50	120
	Consumer Staples Select Sector SPDR Fund
10	Expiration: August 2013, Exercise Price: $39.00	560
	Corrections Corporation of America
18	Expiration: September 2013, Exercise Price: $28.00	450
	Dean Foods Company
36	Expiration: September 2013, Exercise Price: $13.00	450
	DISH Network Corporation Class A
12	Expiration: September 2013, Exercise Price: $32.00	540
	Dole Food Company, Inc.
63	Expiration: July 2013, Exercise Price: $8.00	473
	Dover Corporation
7	Expiration: July 2013, Exercise Price: $65.00	52
14	Expiration: September 2013, Exercise Price: $65.00	735

The accompanying notes are an integral part of these financial statements.

The Merger Fund VL
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013
(Unaudited)

Contracts (100 shares per contract)		Value
	Elan Corporation plc — ADR
33	Expiration: July 2013, Exercise Price: $11.00	$165
26	Expiration: August 2013, Exercise Price: $11.00	390
	Eli Lilly & Company
29	Expiration: July 2013, Exercise Price: $47.00	812
	Equinix, Inc.
1	Expiration: July 2013, Exercise Price: $180.00	400
2	Expiration: July 2013, Exercise Price: $185.00	1,220
2	Expiration: September 2013, Exercise Price: $165.00	1,100
7	Expiration: September 2013, Exercise Price: $170.00	4,760
1	Expiration: September 2013, Exercise Price: $175.00	865
1	Expiration: September 2013, Exercise Price: $180.00	1,070
	Financial Select Sector SPDR Fund
13	Expiration: August 2013, Exercise Price: $18.00	234
10	Expiration: August 2013, Exercise Price: $19.00	380
	Freeport-McMoRan Copper & Gold, Inc.
10	Expiration: August 2013, Exercise Price: $20.00	60
	General Motors Co.
35	Expiration: September 2013, Exercise Price: $21.00	228
32	Expiration: September 2013, Exercise Price: $25.00	480
14	Expiration: September 2013, Exercise Price: $26.00	280
22	Expiration: September 2013, Exercise Price: $27.00	605
	Hess Corporation
3	Expiration: July 2013, Exercise Price: $62.50	149
31	Expiration: August 2013, Exercise Price: $60.00	2,666
27	Expiration: August 2013, Exercise Price: $62.50	3,726
	Huntsman Corporation
17	Expiration: August 2013, Exercise Price: $14.00	340
59	Expiration: August 2013, Exercise Price: $15.00	2,360
	Ingersoll-Rand plc
39	Expiration: September 2013, Exercise Price: $40.00	390
6	Expiration: September 2013, Exercise Price: $45.00	210
	International Paper Company
7	Expiration: July 2013, Exercise Price: $37.00	45
28	Expiration: July 2013, Exercise Price: $40.00	476
7	Expiration: October 2013, Exercise Price: $37.00	546

The accompanying notes are an integral part of these financial statements.

The Merger Fund VL
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013
(Unaudited)

Contracts (100 shares per contract)		Value
	Lamar Advertising Company Class A
4	Expiration: July 2013, Exercise Price: $31.00	$30
10	Expiration: July 2013, Exercise Price: $37.00	75
6	Expiration: July 2013, Exercise Price: $38.00	60
17	Expiration: July 2013, Exercise Price: $40.00	340
10	Expiration: October 2013, Exercise Price: $35.00	675
	Materials Select Sector SPDR Trust
3	Expiration: September 2013, Exercise Price: $41.00	967
	Merck & Co., Inc.
5	Expiration: July 2013, Exercise Price: $39.00	7
	Murphy Oil Corporation
12	Expiration: July 2013, Exercise Price: $52.50	60
	News Corporation Class A
50	Expiration: July 2013, Exercise Price: $25.00	125
23	Expiration: October 2013, Exercise Price: $24.00	287
20	Expiration: October 2013, Exercise Price: $27.00	750
29	Expiration: October 2013, Exercise Price: $28.00	1,450
	Noble Corporation
46	Expiration: September 2013, Exercise Price: $28.00	1,035
	Occidental Petroleum Corporation
11	Expiration: August 2013, Exercise Price: $75.00	335
	Oil States International, Inc.
6	Expiration: September 2013, Exercise Price: $75.00	705
15	Expiration: September 2013, Exercise Price: $80.00	3,000
7	Expiration: September 2013, Exercise Price: $85.00	2,240
	Penn National Gaming, Inc.
8	Expiration: August 2013, Exercise Price: $45.00	260
	Pfizer, Inc.
11	Expiration: July 2013, Exercise Price: $25.00	33
34	Expiration: July 2013, Exercise Price: $26.00	238
21	Expiration: July 2013, Exercise Price: $35.00	14,679
11	Expiration: September 2013, Exercise Price: $23.00	143
11	Expiration: September 2013, Exercise Price: $24.00	203
43	Expiration: September 2013, Exercise Price: $25.00	1,161
	SLM Corporation
20	Expiration: July 2013, Exercise Price: $13.00	20
16	Expiration: July 2013, Exercise Price: $16.00	16
48	Expiration: July 2013, Exercise Price: $18.00	216

The accompanying notes are an integral part of these financial statements.

The Merger Fund VL
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013
(Unaudited)

Contracts (100 shares per contract)		Value
	Sony Corporation — ADR
25	Expiration: July 2013, Exercise Price: $19.00	$550
7	Expiration: July 2013, Exercise Price: $20.00	287
	SPDR S&P 500 ETF Trust
29	Expiration: July 2013, Exercise Price: $160.00	6,496
5	Expiration: July 2013, Exercise Price: $162.00	1,608
33	Expiration: August 2013, Exercise Price: $157.00	8,481
	TiVo, Inc.
13	Expiration: July 2013, Exercise Price: $8.00	39
85	Expiration: July 2013, Exercise Price: $10.00	425
	T-Mobile U.S., Inc.
30	Expiration: August 2013, Exercise Price: $17.00	225
	Transocean, Ltd.
12	Expiration: August 2013, Exercise Price: $46.00	1,416
7	Expiration: August 2013, Exercise Price: $48.00	1,372
8	Expiration: August 2013, Exercise Price: $49.00	2,040
	Valero Energy Corporation
4	Expiration: August 2013, Exercise Price: $29.00	108
8	Expiration: September 2013, Exercise Price: $33.00	584
8	Expiration: September 2013, Exercise Price: $35.00	996
	Verizon Communications, Inc.
5	Expiration: July 2013, Exercise Price: $38.00	3
	Vivendi SA
70	Expiration: July 2013, Exercise Price: EUR 13.00 (j)	273
8	Expiration: August 2013, Exercise Price: EUR 12.50 (j)	73
33	Expiration: August 2013, Exercise Price: EUR 13.00 (j)	473
	Warner Chilcott plc
112	Expiration: July 2013, Exercise Price: $16.00	840
8	Expiration: August 2013, Exercise Price: $16.00	80
	Weyerhaeuser Company
24	Expiration: October 2013, Exercise Price: $23.00	900
	Williams Companies, Inc.
47	Expiration: August 2013, Exercise Price: $28.00	1,034
	TOTAL PURCHASED PUT OPTIONS
	(Cost $135,577)	93,898

The accompanying notes are an integral part of these financial statements.

The Merger Fund VL
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013
(Unaudited)

Shares		Value

SHORT-TERM INVESTMENTS — 19.57%
390,491	BlackRock Liquidity Funds TempFund Portfolio, 0.04% (c)(e)	$390,491
922,000	Fidelity Institutional Government Portfolio, 0.01% (c)(e)	922,000
922,000	Goldman Sachs Financial Square Money Market Fund, 0.07% (c)(d)	922,000
922,000	The Liquid Asset Portfolio, 0.09% (c)(f)	922,000
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $3,156,491)	3,156,491
	TOTAL INVESTMENTS
	(Cost $16,229,983) — 102.30%	$16,502,579

ADR – American Depository Receipt
ETF – Exchange-Traded Fund
EUR – Euro
plc – Public Limited Company
REIT – Real Estate Investment Trust
(a)	Non-income producing security.
(b)	Foreign security.
(c)	The rate quoted is the annualized seven-day yield as of June 30, 2013.
(d)	All or a portion of the shares have been committed as collateral for open securities sold short.
(e)	All or a portion of the shares have been committed as collateral for written option contracts.
(f)	All or a portion of the shares have been committed as collateral for swap contracts.
(g)	All or a portion of the shares have been committed as collateral for forward currency exchange contracts.
(h)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers. As of June 30, 2013, these securities represented 3.06% of total net assets.

(i)	Default or other conditions exist and the security is not presently accruing income.
(j)	Level 2 Security. Please see Note 2 of the Notes to the Financial Statements.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Funds Services, LLC.

The accompanying notes are an integral part of these financial statements.

The Merger Fund VL
SCHEDULE OF SECURITIES SOLD SHORT
June 30, 2013
(Unaudited)

Shares		Value
5,879	Comcast Corporation Special Class A	$246,212
1,566	Discovery Communications, Inc. Class A	120,911
168	Expedia, Inc.	10,105
1,994	IntercontinentalExchange, Inc.	354,453
648	Kinder Morgan Management, LLC	54,135
2,894	M&T Bank Corporation	323,405
2,079	Mid-America Apartment Communities, Inc.	140,894
3,958	Office Depot, Inc.	15,318
230	TripAdvisor, Inc.	14,000
2,700	WhiteWave Foods Company Class A	43,875
	TOTAL SECURITIES SOLD SHORT
	(Proceeds $1,145,056)	$1,323,308

The accompanying notes are an integral part of these financial statements.

The Merger Fund VL
SCHEDULE OF OPTIONS WRITTEN
June 30, 2013
(Unaudited)

Contracts (100 shares per contract)		Value

CALL OPTIONS WRITTEN
	American International Group, Inc.
42	Expiration: July 2013, Exercise Price: $43.00	$9,534
26	Expiration: August 2013, Exercise Price: $40.00	13,650
17	Expiration: August 2013, Exercise Price: $43.00	5,117
	Anadarko Petroleum Corporation
4	Expiration: August 2013, Exercise Price: $72.50	5,640
17	Expiration: August 2013, Exercise Price: $82.50	10,115
5	Expiration: August 2013, Exercise Price: $85.00	2,250
	Ashland, Inc.
25	Expiration: July 2013, Exercise Price: $85.00	3,375
4	Expiration: October 2013, Exercise Price: $80.00	2,760
	AT&T, Inc.
3	Expiration: September 2013, Exercise Price: $36.00	198
	BB&T Corporation
6	Expiration: September 2013, Exercise Price: $32.00	1,434
	Berry Petroleum Company
8	Expiration: July 2013, Exercise Price: $45.00	360
30	Expiration: August 2013, Exercise Price: $45.00	2,850
	BP plc — ADR
70	Expiration: October 2013, Exercise Price: $41.00	16,240
	Clearwire Corporation Class A
7	Expiration: July 2013, Exercise Price: $4.50	350
16	Expiration: September 2013, Exercise Price: $5.00	80
	CommonWealth REIT
11	Expiration: July 2013, Exercise Price: $20.00	3,520
	Constellation Brands, Inc. Class A
36	Expiration: July 2013, Exercise Price: $45.00	25,668
	Corrections Corporation of America
28	Expiration: September 2013, Exercise Price: $37.00	9,520
	Dean Foods Company
36	Expiration: September 2013, Exercise Price: $17.00	11,160
	DISH Network Corporation Class A
18	Expiration: September 2013, Exercise Price: $36.00	13,680
	Dole Food Company, Inc.
52	Expiration: July 2013, Exercise Price: $10.00	14,690
	Dover Corporation
10	Expiration: July 2013, Exercise Price: $75.00	3,750
17	Expiration: September 2013, Exercise Price: $75.00	8,415

The accompanying notes are an integral part of these financial statements.

The Merger Fund VL
SCHEDULE OF OPTIONS WRITTEN (continued)
June 30, 2013
(Unaudited)

Contracts (100 shares per contract)		Value
	Elan Corporation plc
33	Expiration: July 2013, Exercise Price: $13.00	$4,455
33	Expiration: August 2013, Exercise Price: $13.00	4,719
	Eli Lilly & Company
29	Expiration: July 2013, Exercise Price: $55.00	145
	Equinix, Inc.
4	Expiration: September 2013, Exercise Price: $180.00	6,160
4	Expiration: September 2013, Exercise Price: $185.00	5,280
1	Expiration: September 2013, Exercise Price: $190.00	1,090
2	Expiration: September 2013, Exercise Price: $195.00	1,820
1	Expiration: September 2013, Exercise Price: $200.00	730
	Freeport-McMoRan Copper & Gold, Inc.
10	Expiration: August 2013, Exercise Price: $26.00	2,160
	General Motors Co.
11	Expiration: September 2013, Exercise Price: $26.00	8,360
24	Expiration: September 2013, Exercise Price: $27.00	15,840
32	Expiration: September 2013, Exercise Price: $30.00	12,960
14	Expiration: September 2013, Exercise Price: $31.00	4,585
22	Expiration: September 2013, Exercise Price: $33.00	4,433
	Hess Corporation
3	Expiration: July 2013, Exercise Price: $67.50	351
31	Expiration: August 2013, Exercise Price: $67.50	7,440
17	Expiration: August 2013, Exercise Price: $70.00	2,465
	Huntsman Corporation
4	Expiration: August 2013, Exercise Price: $17.00	320
72	Expiration: August 2013, Exercise Price: $18.00	3,600
	Ingersoll-Rand plc
13	Expiration: September 2013, Exercise Price: $50.00	8,190
32	Expiration: September 2013, Exercise Price: $52.50	14,080
	International Paper Company
7	Expiration: July 2013, Exercise Price: $42.00	1,890
28	Expiration: July 2013, Exercise Price: $45.00	2,156
7	Expiration: October 2013, Exercise Price: $42.00	2,870
	Lamar Advertising Company Class A
16	Expiration: July 2013, Exercise Price: $41.00	4,360
9	Expiration: July 2013, Exercise Price: $45.00	450
14	Expiration: October 2013, Exercise Price: $41.00	6,580

The accompanying notes are an integral part of these financial statements.

The Merger Fund VL
SCHEDULE OF OPTIONS WRITTEN (continued)
June 30, 2013
(Unaudited)

Contracts (100 shares per contract)		Value
	Liberty Global plc Class A
10	Expiration: July 2013, Exercise Price: $60.00	$14,080
1	Expiration: August 2013, Exercise Price: $65.00	908
	M&T Bank Corporation
1	Expiration: October 2013, Exercise Price: $95.00	1,710
	MetroPCS Wireless, Inc.
67	Expiration: August 2013, Exercise Price: $10.00	43,550
50	Expiration: August 2013, Exercise Price: $11.00	27,270
	Murphy Oil Corporation
23	Expiration: July 2013, Exercise Price: $57.50	9,315
	News Corporation Class A
50	Expiration: July 2013, Exercise Price: $30.00	13,500
23	Expiration: October 2013, Exercise Price: $30.00	8,050
10	Expiration: October 2013, Exercise Price: $31.00	2,775
52	Expiration: October 2013, Exercise Price: $32.00	11,180
	Noble Corporation
46	Expiration: September 2013, Exercise Price: $34.00	20,930
	Occidental Petroleum Corporation
11	Expiration: August 2013, Exercise Price: $85.00	6,655
	OfficeMax, Inc.
67	Expiration: August 2013, Exercise Price: $11.00	7,370
24	Expiration: August 2013, Exercise Price: $12.00	1,080
	Oil States International, Inc.
5	Expiration: September 2013, Exercise Price: $85.00	5,525
14	Expiration: September 2013, Exercise Price: $90.00	10,990
12	Expiration: September 2013, Exercise Price: $95.00	6,360
	Penn National Gaming, Inc.
8	Expiration: August 2013, Exercise Price: $50.00	3,120
	Pfizer, Inc.
11	Expiration: July 2013, Exercise Price: $29.00	165
21	Expiration: July 2013, Exercise Price: $35.00	21
11	Expiration: September 2013, Exercise Price: $27.00	1,716
11	Expiration: September 2013, Exercise Price: $28.00	1,078
43	Expiration: September 2013, Exercise Price: $29.00	2,322
	SLM Corporation
16	Expiration: July 2013, Exercise Price: $19.00	6,320
48	Expiration: July 2013, Exercise Price: $20.00	14,136

The accompanying notes are an integral part of these financial statements.

The Merger Fund VL
SCHEDULE OF OPTIONS WRITTEN (continued)
June 30, 2013
(Unaudited)

Contracts (100 shares per contract)		Value
	Smithfield Foods, Inc.
9	Expiration: July 2013, Exercise Price: $34.00	$90
37	Expiration: October 2013, Exercise Price: $34.00	925
	Sony Corporation — ADR
25	Expiration: July 2013, Exercise Price: $21.00	2,500
7	Expiration: August 2013, Exercise Price: $22.00	742
	Sprint Nextel Corporation
66	Expiration: August 2013, Exercise Price: $7.00	1,056
	TiVo, Inc.
79	Expiration: July 2013, Exercise Price: $11.00	2,686
7	Expiration: July 2013, Exercise Price: $12.00	49
	T-Mobile U.S., Inc.
30	Expiration: August 2013, Exercise Price: $20.00	15,600
	Transocean, Ltd.
12	Expiration: August 2013, Exercise Price: $50.00	1,392
13	Expiration: August 2013, Exercise Price: $52.50	663
	Valero Energy Corporation
4	Expiration: August 2013, Exercise Price: $33.00	1,092
8	Expiration: September 2013, Exercise Price: $38.00	1,980
8	Expiration: September 2013, Exercise Price: $40.00	1,308
	Vivendi SA
70	Expiration: July 2013, Exercise Price: EUR 15.00 (a)	1,640
8	Expiration: August 2013, Exercise Price: EUR 14.00 (a)	906
33	Expiration: August 2013, Exercise Price: EUR 14.50 (a)	2,405
	Warner Chilcott plc
112	Expiration: July 2013, Exercise Price: $19.00	10,080
8	Expiration: August 2013, Exercise Price: $19.00	1,120
	Weyerhaeuser Company
24	Expiration: October 2013, Exercise Price: $27.00	6,120
	Williams Companies, Inc.
47	Expiration: August 2013, Exercise Price: $34.00	3,736
		568,061

The accompanying notes are an integral part of these financial statements.

The Merger Fund VL
SCHEDULE OF OPTIONS WRITTEN (continued)
June 30, 2013
(Unaudited)

Contracts (100 shares per contract)		Value

PUT OPTIONS WRITTEN
	SPDR S&P 500 ETF Trust
22	Expiration: July 2013, Exercise Price: $155.00	$1,958
33	Expiration: August 2013, Exercise Price: $151.00	4,158
	Sprint Nextel Corporation
27	Expiration: January 2014, Exercise Price: $4.00	41
		6,157
	TOTAL OPTIONS WRITTEN
	(Premiums received $569,348)	$574,218

ADR – American Depository Receipt
ETF – Exchange-Traded Fund
EUR – Euro
plc – Public Limited Company
REIT – Real Estate Investment Trust
(a)	Level 2 Security. Please see Note 2 on the Notes to the Financial Statements.

The accompanying notes are an integral part of these financial statements.

The Merger Fund VL
SCHEDULE OF FORWARD CURRENCY EXCHANGE CONTRACTS*
June 30, 2013
(Unaudited)

			U.S. $ Value at			U.S. $ Value at	Unrealized
Settlement	Currency to		June 30,	Currency to		June 30,	Appreciation
Date	be Delivered		2013	be Received		2013	(Depreciation)**
7/10/13	150,899	Australian Dollars	$137,880	153,837	U.S. Dollars	$153,837	$15,957
8/15/13	260,148	Australian Dollars	237,047	264,145	U.S. Dollars	264,145	27,098
8/15/13	229,829	U.S. Dollars	229,829	239,948	Australian Dollars	218,642	(11,187)
9/26/13	22,596	Australian Dollars	20,528	20,723	U.S. Dollars	20,723	195
7/24/13	66,829	British Pounds	101,625	103,091	U.S. Dollars	103,091	1,466
9/12/13	28,930	British Pounds	43,978	44,960	U.S. Dollars	44,960	982
7/12/13	54,551	Canadian Dollars	51,852	53,230	U.S. Dollars	53,230	1,378
7/15/13	387,770	Canadian Dollars	368,555	378,307	U.S. Dollars	378,307	9,752
9/18/13	3,828	Canadian Dollars	3,632	3,755	U.S. Dollars	3,755	123
7/22/13	164,450	Euros	214,076	214,212	U.S. Dollars	214,212	136
10/29/13	120,411	Euros	156,826	158,212	U.S. Dollars	158,212	1,386
1/15/14	123,279	Euros	160,635	161,001	U.S. Dollars	161,001	366
8/21/13	1,862,052	Hong Kong Dollars	240,128	240,125	U.S. Dollars	240,125	(3)
8/15/13	251,455	Malaysian Ringgit	79,325	82,961	U.S. Dollars	82,961	3,636
8/30/13	1,293,041	Thai Baht	41,549	41,425	U.S. Dollars	41,425	(124)
			$2,087,465			$2,138,626	$51,161

*	JPMorgan Chase & Co. Inc. is the counterparty for all open forward currency exchange contracts held by the Fund as of June 30, 2013.
**	Unrealized appreciation is a receivable and unrealized depreciation is a payable on the Statement of Assets and Liabilities.

The accompanying notes are an integral part of these financial statements.

The Merger Fund VL
SCHEDULE OF SWAP CONTRACTS
June 30, 2013
(Unaudited)

				Unrealized
Termination				Appreciation
Date	Security	Shares	Notional	(Depreciation)*	Counterparty
LONG SWAP CONTRACTS
9/19/13	Australian Infrastructure Fund	79,453	$737	$(255,205)	JPMorgan Chase & Co. Inc.
11/26/13	CNH Global NV	1,622	68,481	(10,363)	Merrill Lynch & Co. Inc.
5/30/14	DE Master Blenders 1753 NV	3,929	62,995	(778)	JPMorgan Chase & Co. Inc.
5/2/14	Glencore International plc	20,251	85,708	(15,783)	JPMorgan Chase & Co. Inc.
11/29/13	GrainCorp. Ltd.	12,934	150,499	(11,873)	JPMorgan Chase & Co. Inc.
10/18/13	Hillgrove Resources Ltd.	113,277	6,097	(4,904)	JPMorgan Chase & Co. Inc.
6/24/14	Kabel Deutschland Holding AG	1,417	155,598	(1,173)	JPMorgan Chase & Co. Inc.
3/18/14	MISC Berhad	50,291	80,466	(8,645)	JPMorgan Chase & Co. Inc.
6/7/14	Severn Trent plc	1,315	33,236	(8,152)	JPMorgan Chase & Co. Inc.
6/20/14	Siam Makro Public Company Ltd.	1,643	41,003	428	JPMorgan Chase & Co. Inc.
3/19/14	Uranium One, Inc.	9,475	24,786	(854)	Merrill Lynch & Co. Inc.
5/15/14	Vivendi SA	11,100	210,611	(6,467)	JPMorgan Chase & Co. Inc.

SHORT SWAP CONTRACTS
11/26/13	Fiat Industrial S.p.A	(6,209)	(70,605)	(2,997)	Merrill Lynch & Co. Inc.
				$(326,766)

plc – Public Limited Company
*	Based on the net value of each counterparty, unrealized appreciation is a receivable and unrealized depreciation is a payable on the Statement of Assets and Liabilities.

The accompanying notes are an integral part of these financial statements.

The Merger Fund VL
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2013
(Unaudited)

ASSETS:
Investments, at value (Cost $16,229,983)		$16,502,579
Cash		113
Deposits at brokers		577,114
Receivable from brokers		1,145,056
Receivable for investments sold		110,975
Receivable for forward currency exchange contracts		62,475
Receivable from investment advisor		12,286
Receivable for fund shares issued		231,603
Dividends and interest receivable		54,729
Prepaid expenses and other receivables		771
Total Assets		18,697,701
LIABILITIES:
Securities sold short, at value (proceeds of $1,145,056)	$1,323,308
Written option contracts, at value (premiums received $569,348)	574,218
Payable for forward currency exchange contracts	11,314
Payable for swap contracts	326,766
Payable for investments purchased	248,509
Payable for fund shares redeemed	509
Payable to independent trustees	474
Dividends payable	2,026
Accrued expenses and other liabilities	79,343
Total Liabilities		2,566,467
NET ASSETS		$16,131,234
NET ASSETS CONSISTS OF:
Accumulated undistributed net investment income		$75,294
Accumulated net realized gain on investments, securities sold short, written option contracts expired or closed, swap contracts, foreign
currency translation and forward currency exchange contracts		131,458
Net unrealized appreciation (depreciation) on:
Investments	$272,596
Securities sold short	(178,252)
Written option contracts	(4,870)
Swap contracts	(326,766)
Forward currency exchange contracts	51,161
Net unrealized depreciation		(186,131)
Paid-in capital		16,110,613
Total Net Assets		$16,131,234
NET ASSET VALUE and offering price per share*
($16,131,234 / 1,524,250 shares of beneficial interest outstanding)		$10.58

*	The redemption price per share may vary based on the length of time a shareholder holds Fund shares.

The accompanying notes are an integral part of these financial statements.

The Merger Fund VL
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2013
(Unaudited)

INVESTMENT INCOME:
Interest		$19,863
Dividend income on long positions (net of foreign withholding taxes of $84)		132,881
Total investment income		152,744
EXPENSES:
Investment advisory fees	$95,741
Professional fees	30,857
Transfer agent and shareholder servicing agent fees	25,784
Fund accounting expense	24,921
Administration fees	13,122
Reports to shareholders	5,288
Trustees’ fees and expenses	3,528
Miscellaneous expenses	2,751
Custody fees	2,344
Federal and state registration fees	451
Borrowing expense on securities sold short	7,306
Dividends on securities sold short	15,030
Total expenses before expense waiver by adviser		227,123
Less: Expense reimbursed by Adviser (Note 3)		(97,557)
Net expenses		129,566
NET INVESTMENT INCOME		23,178
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) on:
Investments	414,286
Securities sold short	(161,709)
Written option contracts expired or closed	(34,120)
Swap contracts	120,111
Foreign currency translation	1,783
Forward currency exchange contracts	33,968
Net realized gain		374,319
Change in unrealized appreciation (depreciation) on:
Investments	7,734
Securities sold short	(51,579)
Written option contracts	(17,665)
Swap contracts	(334,685)
Foreign currency translation	2,043
Forward currency exchange contracts	62,389
Net unrealized depreciation		(331,763)
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS		42,556
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS		$65,734

The accompanying notes are an integral part of these financial statements.

The Merger Fund VL
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended	Year Ended
	June 30, 2013	December 31, 2012
	(Unaudited)
Net investment income (loss)	$23,178	$(61,443)
Net realized gain (loss) on investments, securities sold short, written option contracts expired or closed, swap contracts,
foreign currency translation and forward currency
exchange contracts	374,319	(99,027)
Change in unrealized appreciation (depreciation) on
investments, securities sold short, written option contracts, swap contracts, foreign currency translation and
forward currency exchange contracts	(331,763)	496,501
Net increase in net assets resulting from operations	65,734	336,031

Distributions to shareholders from: (Note 5)
Net investment income	—	—
Net realized gains	—	(218,179)
Total dividends and distributions	—	(218,179)
Net increase (decrease) in net assets from
capital share transactions (Note 4)	1,681,197	(59,922)
Net increase in net assets	1,746,931	57,930

NET ASSETS:
Beginning of period	14,384,303	14,326,373
End of period (including accumulated undistributed net
investment income of $75,294 and $52,116, respectively)	$16,131,234	$14,384,303

The accompanying notes are an integral part of these financial statements.

The Merger Fund VL
FINANCIAL HIGHLIGHTS
Selected per share data is based on a share of beneficial interest outstanding throughout each period.

	Six Months Ended		Year Ended December 31,
	June 30, 2013		2012		2011		2010(1)	2009(1)		2008(1)
	(Unaudited)
Per Share Data:
Net Asset Value, beginning of period	$10.54		$10.44		$11.03		$10.70	$9.88		$9.96
Income from investment operations:
Net investment income (loss)	0.02	(2)	(0.04	)(2)	(0.13	)(2)	0.02 (3)	(0.35	)(3)	(0.13	)(4)
Net realized and unrealized
gain on investments	0.02		0.30		0.23		0.54	1.53		0.50
Total from investment operations	0.04		0.26		0.10		0.56	1.18		0.37
Less distributions:
Distributions from net investment income	—		—		—		—	(0.35)		—
Distributions from net realized gains	—		(0.16)		(0.69)		(0.23)	(0.01)		(0.45)
Total dividends and distributions	—		(0.16)		(0.69)		(0.23)	(0.36)		(0.45)
Net Asset Value, end of period	$10.58		$10.54		$10.44		$11.03	$10.70		$9.88
Total Return	0.38	%(7)	2.52%		0.87%		5.30%	11.80%		3.79	%(5)
Supplemental data and ratios:
Net assets, end of period (000’s)	$16,131		$14,384		$14,326		$14,817	$9,710		$4,898
Ratio of operating expenses
to average net assets	1.69	%(6)	1.92%		2.19%		3.16%	4.28%		2.98%
Ratio of interest expense, dividends
on short positions and borrowing
expense on securities sold short
to average net assets	0.29	%(6)	0.52%		0.79%		1.76%	2.88%		1.58%
Ratio of operating expenses to average
net assets excluding interest expense,
dividends on short positions and
borrowing expense on securities sold short:
Before expense waiver	2.67	%(6)	2.54%		2.65%		3.50%	4.94%		6.27%
After expense waiver	1.40	%(6)	1.40%		1.40%		1.40%	1.40%		1.40%
Ratio of net investment income (loss)
to average net assets:
Before expense waiver	(0.97	)%(6)	(1.57)%		(2.44)%		(4.29)%	(5.69)%		(6.28)%
After expense waiver	0.30	%(6)	(0.43)%		(1.19)%		(2.19)%	(2.15)%		(1.41)%
Portfolio turnover rate(8)	90.64	%(7)	268.78%		272.58%		187.18%	373.07%		743.72%

(1)	Performance data included for periods prior to 2011 reflect that of Westchester Capital Management, Inc. the Fund’s prior investment adviser. See Note 1 for additional information.
(2)	Net investment income (loss) per share has been calculated based on average shares outstanding during the period.
(3)	Net investment income (loss) per share is calculated using ending balance after consideration of adjustments for permanent book and tax differences.
(4)	Net investment income (loss) per share is calculated using ending balance prior to consideration of adjustments for permanent book and tax differences.
(5)	The return would have been 3.06% without the expense credit from the service provider.
(6)	Annualized.
(7)	Not annualized.
(8)	The numerator for the portfolio turnover rate includes the lesser of purchases or sales (excluding short positions). The denominator includes the average long positions throughout the period.

The accompanying notes are an integral part of these financial statements.

The Merger Fund VL
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2013 (Unaudited)

Note 1 — ORGANIZATION

The Merger Fund VL (the “Fund”) is a no-load, open-end, diversified investment company organized as a statutory trust under the laws of Delaware on November 22, 2002, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund commenced operations on May 26, 2004. In a transaction that closed on December 31, 2010, Westchester Capital Management, Inc. transferred substantially all of its business and assets to Westchester Capital Management, LLC (the “Adviser”), which became the Fund’s investment adviser.  Therefore, the performance information included herein for periods prior to 2011 reflect the performance of Westchester Capital Management, Inc.  Mr. Roy Behren and Mr. Michael Shannon, the Fund’s current portfolio managers, assumed portfolio management duties of the Fund in 2006. The investment objective of the Fund is to seek to achieve capital growth by engaging in merger arbitrage. Merger arbitrage is a highly specialized investment approach generally designed to profit from the successful completion of publicly announced mergers, takeovers, tender offers, leveraged buyouts, liquidations and other types of corporate reorganizations. The Fund’s shares are currently offered only to separate accounts funding variable annuity and variable life insurance contracts. At June 30, 2013, 99.8% of the shares outstanding of the Fund were owned by three insurance companies. Activities of these shareholders may have a significant effect on the operations of the Fund.

Note 2 — SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were available to be issued. The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and assumptions.

A.Investment Valuation

Securities listed on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in registered open-end investment companies other than exchange-traded funds are valued at their reported net asset value (“NAV”). Equity securities that are traded on a national securities exchange are valued at the last sale price at the close of that exchange. The securities valued using quoted prices in active markets are classified as Level 1 investments. Securities not listed on an exchange, but for which market transaction prices are reported, are valued at the last sale price as of the close of the New York Stock Exchange. Non-exchange listed securities are valued based on evaluations provided by a third party, when available, or at the mean of the closing bid and asked prices. These securities are classified as Level 2 investments. In pricing corporate bonds and other debt securities, that are not obligations of the U.S. Government or its agencies, the mean of the reported closing bid and ask price is used. As a secondary source, an individual broker bid or ask may be used to value debt securities if the Adviser reasonably believes such bid or ask is an actionable bid or ask in that the broker would be willing to transact at that price. These securities are classified as Level 2 investments.

The Merger Fund VL
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2013 (Unaudited)

Note 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Exchange-traded options are valued at the higher of the intrinsic value of the option (i.e. what the Fund can receive upon exercising the option) or the last reported composite sale price. If no sales are reported or if the last sale is outside the bid and asked parameters, the higher of the intrinsic value of the option or the mean between the last reported bid and asked price is used. Non-exchange-traded options will be valued at the higher of the intrinsic value of the option or at the price supplied by the counterparty. Options for which there is an active market are classified as Level 1 investments, but options not listed on an exchange are classified as Level 2 investments. Investments in United States government securities (other than short-term securities) are valued at the mean of the quoted bid and asked prices in the over-the-counter market. Short-term debt investments are carried at amortized cost, which approximates market value. Money market funds are valued at the reported NAV.

The Adviser monitors and reviews the pricing of securities and makes determinations of fair value when such procedures call for judgment and analysis. Securities for which there are no market quotations readily available or such quotations are unreliable are valued at fair value as determined in accordance with procedures adopted by the Board of Trustees and under the supervision of the Board of Trustees. The factors for fair valuation the Adviser may consider include, among other things: fundamental analytical data; the nature and duration of restrictions on disposition; an evaluation of forces that influence the market in which the securities are purchased and sold; intrinsic value and public trading in similar securities of the issuer or comparable issuers. When fair-value pricing is employed, the prices of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities. These securities are generally classified as Level 2 or 3 depending on the inputs as described below. At June 30, 2013, the Fund did not have any fair valued securities.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 —	Quoted prices in active markets for identical securities.
Level 2 —	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 —
Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The Merger Fund VL
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2013 (Unaudited)

Note 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

The following tables provide the fair value measurements of applicable Fund assets and liabilities by level within the fair value hierarchy for the Fund as of June 30, 2013. These assets and liabilities are measured on a recurring basis.

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$12,240,741	$—	$—	$12,240,741
Warrants	54	—	—	54
Corporate Bonds	—	1,011,395	—	1,011,395
Purchased Put Options	93,079	819	—	93,898
Short-Term Investments	3,156,491	—	—	3,156,491
Forward Currency Exchange Contracts**	—	62,475	—	62,475
Liabilities
Common Stocks Sold Short	$1,323,308	$—	$—	$1,323,308
Written Option Contracts	569,267	4,951	—	574,218
Swap Contracts**	—	326,766	—	326,766
Forward Currency Exchange Contracts**	—	11,314	—	11,314

*	Please refer to the Schedule of Investments to view common stocks segregated by industry type.
**	Swap contracts and forward currency exchange contracts are valued at the net unrealized appreciation (depreciation) on the instrument.

The Level 2 securities are priced using inputs such as current yields, discount rates, credit quality, yields on a comparable security, trading volume and maturity date. There were no transfers into or out of Level 1 or 2 Securities during the period. Transfers between levels are recognized at the end of the reporting period. The Fund did not hold any Level 3 securities at the end of the period.

Level 3 Reconciliation Disclosure

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Investments
Balance as of December 31, 2012	$1,190
Realized gain	1,105
Change in unrealized depreciation	(1,190)
Net sales	(1,105)
Balance as of June 30, 2013	$—

B.Securities Sold Short

The Fund may sell securities or currencies short for economic hedging purposes or any other investment purpose. For financial statement purposes, an amount equal to the settlement amount is initially included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently priced to reflect the current value of the short position. Subsequent fluctuations in the market prices of securities or currencies sold, but not yet purchased,

The Merger Fund VL
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2013 (Unaudited)

Note 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

may require purchasing the securities or currencies at prices which may differ from the market value reflected on the Statement of Assets and Liabilities. Short sale transactions result in off balance sheet risk because the ultimate obligation may exceed the related amounts shown in the Statement of Assets and Liabilities. The Fund will incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund purchases the security to replace the borrowed security. The Fund’s loss on a short sale is potentially unlimited because there is no upward limit on the price a borrowed security could attain.

The Fund is liable for any dividends payable on securities while those securities are sold short. Until the security is replaced, the Fund is required to pay to the lender any income earned, which is recorded as an expense by the Fund. The Fund generally segregates liquid assets in an amount equal to the market value of securities sold short. These assets are required to be adjusted daily to reflect changes in the value of the securities or currencies sold short.

C.Transactions with Brokers for Securities Sold Short

The Fund’s receivables from brokers for proceeds on securities sold short and deposits at brokers for securities sold short are with two securities dealers. The Fund does not require the brokers to maintain collateral in support of the receivable from the brokers for proceeds on securities sold short.  The Fund is required by the brokers to maintain collateral at the brokers for securities sold short. The receivable from brokers on the Statement of Assets and Liabilities represents the collateral for securities sold short. The Fund maintains cash deposits at brokers beyond the receivable for short sales. These cash deposits are presented as deposits at brokers on the Statement of Assets and Liabilities. These transactions may involve market risk in excess of the amount of receivable or payable reflected on the Statement of Assets and Liabilities.

D.Federal Income Taxes

No provision for federal income taxes has been made since the Fund has complied to date with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to continue to so comply in future years and to distribute investment company net taxable income and net capital gains to shareholders. Additionally, the Fund intends to make all required distributions to avoid federal excise tax.

The Fund has reviewed all open tax years in major jurisdictions and concluded that there is no impact on the Fund’s net assets and there is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on a tax return. The Fund is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next six months.  As of June 30, 2013, open Federal and New York tax years include the tax years ended December 31, 2009 through 2012. The Fund has no tax examination in progress.

E.Written Option Contracts

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may write (sell) call options including to hedge portfolio investments. Uncovered put options

The Merger Fund VL
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2013 (Unaudited)

Note 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

can also be written by the Fund as part of a merger arbitrage strategy involving a pending corporate reorganization. When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently priced daily to reflect the current value of the option written. By writing an option, the Fund may become obligated during the term of the option to deliver or purchase the securities underlying the option at the exercise price if the option is exercised. Written option contracts are valued at the higher of the intrinsic value of the option or the last sales price reported by a third party valuation service on the date of valuation.  If no sale is reported or if the last sale is outside the parameters of the closing bid and asked prices, the written option contract is valued at the higher of the intrinsic value of the option or the mean between the last reported bid and asked prices on the day of valuation. When an option expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain or loss if the cost of the closing purchase transaction differs from the premium received when the option was sold without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When an option is exercised, the premium originally received decreases the cost basis of the security (or increases the proceeds on a sale of the security), and the Fund realizes a gain or loss from the sale of the underlying security. Written option contracts sold on an exchange typically involve less credit risk than over-the-counter options. These transactions may involve market risk in excess of the amount of receivable or payable reflected on the Statement of Assets and Liabilities. Refer to Note 2 R. for further derivative disclosures.

F.Purchased Options

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may purchase put or call options to hedge portfolio investments or for other investment purposes. Premiums paid for option contracts purchased are included in the Statement of Assets and Liabilities as an asset. Exchange-traded option contracts are valued daily at the higher of the intrinsic value of the option or the last reported composite sale on the date of valuation. If no sale is reported or if the last sale is outside the parameters of the closing bid and asked prices, the option contract purchased is valued at the higher of the intrinsic value of the option or the mean between the last reported bid and asked prices on the day of valuation. When option contracts expire or are closed, realized gains or losses are recognized without regard to any unrealized gains or losses on the underlying securities. Purchased options sold on an exchange typically include less credit risk than over-the-counter options. Refer to Note 2 R. for further derivative disclosures.

G.Forward Currency Exchange Contracts

The Fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may use forward currency exchange contracts to hedge against changes in the value of foreign currencies. The Fund may enter into forward currency exchange contracts obligating the Fund to deliver and receive a currency at a specified future date. Forward contracts are valued daily, and unrealized appreciation or depreciation is recorded daily as the difference between the contract exchange rate and the closing forward rate applied to the face amount of the contract. A realized gain or loss is recorded at the time the forward contract expires.  Credit risk may arise as a result of the failure of the counterparty to comply with the terms of the contract.  The Fund considers the creditworthiness of each

The Merger Fund VL
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2013 (Unaudited)

Note 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

counterparty to a contract in evaluating potential credit risk quarterly.  The counterparty risk to the Fund includes the amount of any net unrealized gain on the contract.

The use of forward currency exchange contracts does not eliminate fluctuations in the underlying prices of the Fund’s investment securities.  The use of forward currency exchange contracts involves the risk that anticipated currency movements will not be accurately predicted. A forward currency exchange contract would limit the risk of loss due to a decline in the value of a particular currency; however it would also limit any potential gain that might result should the value of the currency increase instead of decrease. These contracts may involve market risk in excess of the amount of receivable or payable reflected on the Statement of Assets and Liabilities. Refer to Note 2 R. for further derivative disclosures.

H.Equity Swap Contracts

The Fund is subject to equity price risk and interest rate risk in the normal course of pursuing its investment objectives. The Fund may enter into both long and short equity swap contracts with multiple broker-dealers. A long equity swap contract entitles the Fund to receive from the counterparty any appreciation and dividends paid on an individual security, while obligating the Fund to pay the counterparty any depreciation on the security as well as interest on the notional amount of the contract  at a rate equal to LIBOR plus an agreed upon spread (generally between 25 to 100 basis points). A short equity swap contract obligates the Fund to pay the counterparty any appreciation and dividends paid on an individual security, while entitling the Fund to receive from the counterparty any depreciation on the security, and to pay to or receive from the counterparty interest on the notional value of the contract at a rate equal to LIBOR less an agreed upon spread (generally between 25 to 100 basis points).

The Fund may also enter into equity swap contracts whose value may be determined by the spread between a long equity position and a short equity position. This type of swap contract obligates the Fund to pay the counterparty an amount tied to any increase in the spread between the two securities over the term of the contract. The Fund is also obligated to pay the counterparty any dividends paid on the short equity holding as well as any net financing costs. This type of swap contract entitles the Fund to receive from the counterparty any gains based on a decrease in the spread as well as any dividends paid on the long equity holding and any net interest income.

Fluctuations in the value of an open contract are recorded daily as a net unrealized gain or loss. The Fund will realize a gain or loss upon termination or reset of the contract. Either party, under certain conditions, may terminate the contract prior to the contract’s expiration date.

Credit risk may arise as a result of the failure of the counterparty to comply with the terms of the contract. The Fund considers the creditworthiness of each counterparty to a contract in evaluating potential credit risk quarterly. The counterparty risk to the Fund includes the risk of loss of the full amount of any net unrealized gain on the contract, along with dividends receivable on long equity contracts and interest receivable on short equity contracts. Additionally, risk may arise from unanticipated movements in interest rates or in the value of the underlying securities. These transactions may involve market risk in excess of the amount of receivable or payable reflected on the Statement of Assets and Liabilities. Refer to Note 2 R. for further derivative disclosures.

The Merger Fund VL
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2013 (Unaudited)

Note 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

I.Distributions to Shareholders

Dividends from net investment income and net realized capital gains, if any, are declared and paid at least annually.  Income and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. These differences are due primarily to wash sale-loss deferrals, constructive sales, straddle-loss deferrals, adjustments on swap contracts, and unrealized gains or losses on Section 1256 contracts, which were realized, for tax purposes, at December 31, 2012.

J.Foreign Securities

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. government. These risks include revaluation of currencies and adverse political and economic developments. Moreover, securities of many foreign companies and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government.

K.Foreign Currency Translations

The books and records of the Fund are maintained in U.S. dollars. Foreign currency transactions are translated into U.S. dollars on the following basis: (i) market value of investment securities, assets and liabilities at the daily rates of exchange, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. For financial reporting purposes, the Fund does not isolate changes in the exchange rate of investment securities from the fluctuations arising from changes in the market prices of securities. However, for federal income tax purposes, the Fund does isolate and treat as ordinary income the effect of changes in foreign exchange rates on realized gain or loss from the sale of investment securities and payables and receivables arising from trade-date and settlement-date differences.

L.Cash Equivalents

The Fund considers highly liquid temporary cash investments purchased with an original maturity of less than three months to be cash equivalents. Cash equivalents are included in short-term investments on the Schedule of Investments as well as in investments on the Statement of Assets and Liabilities.

M.Guarantees and Indemnifications

In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The Fund has not historically incurred material expenses in respect of those provisions.

N.Use of Estimates

The preparation of financial statements in conformity with GAAP requires the Adviser to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The Merger Fund VL
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2013 (Unaudited)

Note 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

O.Other

Transactions are recorded for financial statement purposes on the trade date. Realized gains and losses from security transactions are recorded on the identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest is accounted for on the accrual basis and includes amortization of premiums and discounts on the effective interest method. Expenses include $7,306 of borrowing expense on securities sold short. The Fund may utilize derivative instruments such as options, forward currency exchange contracts and other instruments with similar characteristics to the extent that they are consistent with the Fund’s investment objectives and limitations. The use of these instruments may involve additional investment risks, including the possibility of illiquid markets or imperfect correlation between the value of the instruments and the underlying securities.

P.Counterparty Risk

The Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Collateral deposits are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the predetermined threshold amount.

Q.The Right to Offset

Financial assets and liabilities as well as cash collateral received by the counterparties and posted are offset by the counterparty, and the net amount is reported in the Statement of Assets and Liabilities  when the Fund believes there exists a legally enforceable right to set off the recognized amounts.

R.Derivatives

The Fund has adopted authoritative standards regarding disclosure about derivatives and hedging activities and how they affect the Fund’s Statement of Assets and Liabilities and Statement of Operations. For the six months ended June 30, 2013: long option contracts (4,144 contracts) were purchased and $298,807 in premiums were paid, written option contracts (6,001 contracts) were opened and $1,145,924 in premiums were received, equity swap contracts were opened with a notional value of $2,690,451 and closed with a notional value of $3,205,253 and an average of 13 forward currency exchange contract positions were open during the period.

The Merger Fund VL
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2013 (Unaudited)

Note 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Statement of Assets and Liabilities

Fair values of derivative instruments as of June 30, 2013:

	Asset Derivatives		Liability Derivatives
	Statement of		Statement of
	Assets and		Assets and
Derivatives	Liabilities Location	Fair Value	Liabilities Location	Fair Value
Equity Contracts:
Purchased Options	Investments	$93,898	N/A	$—
Written Option Contracts	N/A	—	Written Options	574,218
Swap Contracts	N/A	—	Payables	326,766

Foreign exchange contracts:
Forward Currency
Exchange Contracts	Receivables	62,475	Payables	11,314
Total		$156,373		$912,298

Statement of Operations

The effect of derivative instruments on the Statement of Operations for the six month period ended June 30, 2013:

Amount of Realized Gain (Loss) on Derivatives
			Forward
		Written	Currency
	Purchased	Option	Exchange	Swap
Derivatives	Options	Contracts	Contracts	Contracts	Total
Equity contracts	$(276,421)	$(34,120)	$—	$120,111	$(190,430)
Foreign exchange contracts	—	—	33,968	—	33,968
Total	$(276,421)	$(34,120)	$33,968	$120,111	$(156,462)

Change in Unrealized Appreciation (Depreciation) on Derivatives
			Forward
		Written	Currency
	Purchased	Option	Exchange	Swap
Derivatives	Options	Contracts	Contracts	Contracts	Total
Equity contracts	$(11,820)	$(17,665)	$—	$(334,685)	$(364,170)
Foreign exchange contracts	—	—	62,389	—	62,389
Total	$(11,820)	$(17,665)	$62,389	$(334,685)	$(301,781)

The Merger Fund VL
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2013 (Unaudited)

Note 3 — AGREEMENTS AND INVESTMENT ADVISER TRANSACTION

The Fund’s investment adviser is Westchester Capital Management, LLC (the “Adviser”) pursuant to an investment advisory agreement with the Adviser dated as of January 1, 2011 (the “Advisory Agreement”). Under the terms of the Advisory Agreement, the Adviser is entitled to receive a fee, calculated daily and payable monthly, at the annual rate of 1.25% of the Fund’s average daily net assets. Certain officers of the Fund are also officers of  the Adviser.  The Advisory Agreement was approved for an initial term of two years and thereafter will remain in effect from year to year provided that such continuance is specifically approved at least annually by the vote of a majority of the Fund’s Trustees who are not interested persons of the Advisor or the Fund or by a vote of a majority of the outstanding voting securities of the Fund. The Adviser has entered into an agreement with the Fund whereby the Adviser has agreed to either reduce all or a portion of its management fee and, if necessary, to bear certain other expenses (but not including brokerage commissions, short dividends, interest expense, taxes, acquired fund fees and expenses or extraordinary expenses) associated with operating the Fund so that the total Annual Fund Operating Expenses do not exceed 1.40% of the Fund’s average daily net assets until April 30, 2014. The Agreement permits the Adviser to recapture amounts that it waives or absorbs on behalf of the Fund at any time within three years of the end of the fiscal year in which the fee was reduced or waived or the expense was borne provided that doing so would not cause the Fund’s operating expenses for that year, excluding brokerage commissions, short dividends, interest expense, taxes, acquired fund fees and expenses or extraordinary expenses, to exceed 1.40%. For the six months ended June 30, 2013, the Adviser waived $97,557 to the Fund.

Reimbursed expenses subject to potential recovery by year of expiration are as follows:

Year of Expiration	Potential Recovery
12/31/13	$232,770
12/31/14	$185,038
12/31/15	$161,469
12/31/16	$97,557

U.S. Bancorp Fund Services, LLC, a subsidiary of U.S. Bancorp, a publicly held bank holding company, serves as transfer agent, administrator, accountant, dividend paying agent and shareholder servicing agent for the Fund. U.S. Bank, N.A. serves as custodian for the Fund.

Note 4 — SHARES OF BENEFICIAL INTEREST

The Board of Trustees has the authority to issue an unlimited amount of shares of beneficial interest without par value.

Changes in shares of beneficial interest were as follows:

	Six Months Ended		Year Ended
	June 30, 2013		December 31, 2012
	Shares	Amount	Shares	Amount
Issued	328,507	$3,461,795	319,208	$3,355,581
Issued as reinvestment of dividends	—	—	20,759	218,179
Redeemed	(169,042)	(1,780,598)	(346,808)	(3,633,682)
Net increase (decrease)	159,465	$1,681,197	(6,841)	$(59,922)

The Merger Fund VL
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2013 (Unaudited)

Note 5 — INVESTMENT TRANSACTIONS

Purchases and sales of securities for the six months ended June 30, 2013 (excluding short-term investments, short-term options and short-term positions) aggregated $15,125,941 and $10,633,978, respectively. There were no purchases or sales of U.S. Government securities.

At December 31, 2012, the components of accumulated earnings (losses) on a tax basis were as follows:

Cost of Investments*	$13,261,917
Gross unrealized appreciation	494,294
Gross unrealized depreciation	(278,576)
Net unrealized appreciation	$215,718
Undistributed ordinary Income	$48,860
Undistributed long-term capital gain	—
Total distributable earnings	$48,860
Other accumulated losses	$(309,691)
Total accumulated losses	$(45,113)

*	Represents cost for federal income tax purposes and differs from the cost for financial reporting purposes due to wash sales and constructive sales.

The tax components of dividends paid during the six months ended June 30, 2013 and the fiscal year ended December 31, 2012 were as follows:

	2013	2012
Ordinary Income	$—	$218,179
Long-Term Capital Gains	—	—
Total Distributions Paid	$—	$218,179

The Fund sustained a capital loss carryover of $63,478, which does not expire and has a long-term character. The Fund did not have a post-October loss as of December 31, 2012.

For the fiscal year ended December 31, 2012, certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from net investment income designated as qualified dividend income for the fiscal year ended December 31, 2012 was 0.00% (unaudited) for the Fund.

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends-received deduction for the fiscal year ended December 31, 2012 was 0.00% (unaudited) for the Fund.

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Code Section 871(k)(2)(c) for the fiscal year ended December 31, 2012 was 100.00% (unaudited) for the Fund.

The Merger Fund VL
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2013 (Unaudited)

Note 6 — WRITTEN OPTION CONTRACTS

The premium amount and the number of written option contracts during the six months ended June 30, 2013 were as follows:

	Number of	Premium
	Contracts	Amount
Options outstanding at December 31, 2012	2,470	$612,721
Options written	6,001	1,145,924
Options closed	(4,033)	(730,523)
Options exercised	(1,630)	(424,827)
Options expired	(523)	(33,947)
Options outstanding at June 30, 2013	2,285	$569,348

Note 7 — OFFSETTING ASSETS AND LIABILITIES

The Fund is subject to various Master Netting Arrangements, which govern the terms of certain transactions with select counterparties. The Master Netting Arrangements allow the Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty. The Master Netting Arrangements also specify collateral posting arrangements at pre-arranged exposure levels. Under the Master Netting Arrangements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Netting Arrangement with a counterparty in a given account exceeds a specified threshold depending on the counterparty and the type of Master Netting Arrangement.

Assets:

				Gross Amounts not offset
				in the Statement
				of Assets and Liabilities
		Gross Amounts	Net Amounts
	Gross	Offset in the	Presented in
	Amounts of	Statement	the Statement
	Recognized	of Assets	of Assets	Financial	Collateral	Net
	Assets	and Liabilities	and Liabilities	Instruments	Received	Amount
Description
Forward Contracts	$62,475	$—	$62,475	$11,314	$—	$51,161
Swap Contracts —
JPMorgan Chase
& Co. Inc.	428	—	428	428	—	—
	$62,903	$—	$62,903	$11,742	$—	$51,161

The Merger Fund VL
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2013 (Unaudited)

Note 7 — OFFSETTING ASSETS AND LIABILITIES (continued)

Liabilities:

				Gross Amounts not offset
				in the Statement
				of Assets and Liabilities
		Gross Amounts	Net Amounts
	Gross	Offset in the	Presented in
	Amounts of	Statement	the Statement
	Recognized	of Assets	of Assets	Financial	Collateral	Net
	Liabilities	and Liabilities	and Liabilities	Instruments	Pledged	Amount
Description
Forward Contracts	$11,314	$—	$11,314	$11,314	$—	$—
Swap Contracts —
JPMorgan Chase
& Co. Inc.	312,980	—	312,980	428	312,552	—
Swap Contracts —
Merrill Lynch & Co. Inc.	14,214	—	14,214	—	14,214	—
Written Options	574,218	—	574,218	—	574,218	—
	$912,726	$—	$912,726	$11,742	$900,984	$—

Note 8 — SUBSEQUENT EVENTS

On July 16, 2013, Michael T. Shannon and Barry Hamerling were reelected and Roy Behren, Richard V. Silver and Christianna Wood were elected to the Board of Trustees. Mr. Behren’s term as a Trustee of the Fund is expected to begin on January 1, 2014. Below are the details of the shareholder meeting.

VOTING RESULTS OF SPECIAL MEETING OF SHAREHOLDERS

A Special Meeting of Shareholders of the Fund was held on July 16, 2013. The proposal to reelect Messrs. Michael T. Shannon and Barry Hamerling and to elect Messrs. Roy Behren, Richard V. Silver and Ms. Christianna Wood to the Fund’s Board of Trustees, was approved by the affirmative vote of shareholders owning of record a plurality of the total number of Fund shares voted at the meeting.  A summary of voting results follows:

ELECTION OF THE FUND’S BOARD OF TRUSTEES

Michael T. Shannon	For	1,260,724	Withhold	2,517
Barry Hamerling	For	1,260,724	Withhold	2,517
Roy Behren	For	1,260,724	Withhold	2,517
Richard V. Silver	For	1,260,724	Withhold	2,517
Christianna Wood	For	1,260,724	Withhold	2,517

Note 9 — BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

Each year, the Boards of Trustees of The Merger Fund and The Merger Fund VL (the “Board”), including a majority of the Trustees who are not interested persons of The Merger Fund and The Merger Fund VL (the “Independent Trustees”), are required to determine whether to continue the Funds’ advisory agreements. In October 2012, the Board and the Independent Trustees approved the

The Merger Fund VL
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2013 (Unaudited)

Note 9 — BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS (continued)

continuation of the Funds’ advisory arrangements with Westchester Capital Management LLC (the “Adviser”) (collectively, the “Agreements”) for an additional one-year period. A summary of the material factors and conclusions that formed the basis for the approval by the Board and the Independent Trustees are discussed below.

Review Process

The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Adviser furnish, such information as may reasonably be necessary to evaluate the terms of the Funds’ Agreements. The Independent Trustees began their formal review process in June 2012 by requesting from the Adviser information they believed necessary to evaluate the terms of the Funds’ Agreements (the “Information Request”).

Before their October 2012 meeting, the Independent Trustees met with counsel to the Independent Trustees, counsel to the Fund and the Funds’ administrator to review and discuss the universe and type of comparative performance and expense information that was available to the Trustees and the different ways in which that information could be presented to the Board for its review. Based on those discussions, the Funds’ administrator provided the Trustees with a report that was based on information provided by Morningstar and compared the Funds’ advisory fees, other expenses and performance over various periods with those of other funds in the Funds’ respective peer groups, as constructed by Morningstar. The Funds’ administrator also provided a separate report comparing the Funds’ advisory fees, other expenses and performance over certain periods with a smaller group of the Funds’ peers that was comprised of other mutual funds that primarily utilize a merger arbitrage strategy.

The Board and the Independent Trustees each received advice, including written memoranda, regarding the legal standards applicable to the consideration of the Agreements from counsel to the Funds and independent counsel to the Independent Trustees, respectively. The Independent Trustees discussed the continuation of the Agreements in private session with their independent legal counsel, at which no representatives of the Adviser were present. The Independent Trustees and Board, in approving the continuation of the Agreements, did not identify any particular information that was all-important or controlling, and each Trustee attributed different weights to the various factors. The Trustees evaluated all information available to them on a fund-by-fund basis, and their deliberations were made separately in respect of each Fund. This summary describes the most important, but not all, of the factors considered by the Board and the Independent Trustees.

Materials Reviewed

During the course of each year, the Board receives a wide variety of materials relating to the services provided by the Adviser and the Funds’ other service providers, including reports on: each Fund’s investment results; portfolio construction; portfolio composition; portfolio trading practices; shareholder services; and other information relating to the nature, extent and quality of services provided by the Adviser to the Funds. In addition, in connection with its annual consideration of the Agreements, the Board requested and reviewed supplementary information regarding the terms of the Agreements, the Funds’ investment results, advisory fee and total expense comparisons, financial and profitability information regarding the Adviser and its affiliates, descriptions of various functions

The Merger Fund VL
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2013 (Unaudited)

Note 9 — BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS (continued)

undertaken by the Adviser, such as compliance monitoring, and information about the personnel providing investment management services to the Funds. The Board also requested and evaluated performance and expense information for other investment companies provided by Morningstar and compiled by the Funds’ administrator. The Board and the Independent Trustees also considered information regarding so-called “fall-out” benefits to the Adviser and its affiliates due to the Adviser’s relationships with the Funds.

Nature, Extent and Quality of Services

Nature and Extent of Services – In considering the continuation of the Agreements for the current year, the Board and the Independent Trustees evaluated the nature and extent of the services provided by the Adviser. The Board and the Independent Trustees considered information concerning the investment philosophy and investment process used by the Adviser in managing the Funds. In this context, the Board and the Independent Trustees considered the in-house research capabilities of the Adviser as well as other resources available to the Adviser, including research services available to the Adviser as a result of securities transactions effected for the Funds and other investment advisory clients of the Adviser. The Trustees considered the scope and quality of services provided by the Adviser under the Agreements, and noted that the services required to be provided had expanded over time as a result of regulatory and other developments. The Board and the Independent Trustees considered the managerial and financial resources available to the Adviser.

Quality of Services – The Board and the Independent Trustees considered the quality of the services provided by the Adviser and the quality of the resources of the Adviser available to the Funds. The Board and the Independent Trustees considered the specialized experience, expertise and professional qualifications of the personnel of the Adviser, including that the Adviser had a uniquely long track record managing a merger arbitrage strategy within the context of a registered mutual fund. The Board and the Independent Trustees considered the complexity of managing the Funds’ strategy relative to other types of funds. The Board and the Independent Trustees also received and reviewed information regarding the quality of non-investment advisory services provided to the Funds by the Adviser, including certain compliance services. The Board and the Independent Trustees considered that the scope of the services provided to the Funds by the Adviser were consistent with the Funds’ operational requirements. The Board and the Independent Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that, overall, they were satisfied with the nature, extent and quality of the services provided by the Adviser.

In their evaluation of the quality of the services provided by the Adviser, the Board and the Independent Trustees considered the performance of the Funds. The Board and the Independent Trustees considered whether the Funds operated within their investment objectives and their record of compliance with their investment restrictions. The Board and the Independent Trustees reviewed information comparing the Funds’ historical performance to relevant market indices and to performance information for certain other investment companies with similar investment objectives over the 1-, 3-, 5-and 10-year periods (if the Funds were in existence over those periods) ended August 31, 2012 derived from data provided by Morningstar. The Board and the Independent Trustees concluded, within the

The Merger Fund VL
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2013 (Unaudited)

Note 9 — BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS (continued)

context of their overall conclusions regarding each of the Agreements, that the Adviser’s performance record and process used in managing the Funds supported the renewal of the Agreements.

Management Fees and Expenses

The Board and the Independent Trustees reviewed information, including comparative information provided by Morningstar, regarding the advisory fees paid to the Adviser and the total expenses borne by the Funds. They considered the Funds’ advisory fees relative to their respective peer groups as determined by Morningstar as well as a smaller group of the Funds’ peers comprised of other mutual funds that primarily utilize a merger arbitrage strategy. The Board and the Independent Trustees also considered the fees that the Adviser and its affiliates charge other clients with investment objectives similar to the Funds. The Board and the Independent Trustees considered information provided by the Adviser describing the differences in services provided to these other clients, which noted that, among other things, typically more services were provided to the Funds than those other clients. The Board and the Independent Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the fees to be charged under the Agreements represent reasonable compensation to the Adviser in light of the services provided.

Profitability and Possible Economies of Scale

Profitability – The Board and the Independent Trustees reviewed information regarding the cost of services provided by the Adviser and the profitability (before distribution expenses and prior to taxes) of the Adviser’s relationship with the Funds. In evaluating the Adviser’s reported profitability, the Independent Trustees considered that certain of the information provided by the Adviser was necessarily estimated and that preparing the related profitability information involved certain assumptions and allocations that were imprecise. The Board and the Independent Trustees recognized that the probative value of profitability information may be limited because a wide range of comparative information often is not generally available and it can be affected by numerous factors, including the structure of the particular adviser, the types of funds the adviser manages, the adviser’s business mix, the efficiency of an adviser’s operations, numerous assumptions about allocations and the adviser’s cost of capital. In addition, the Board and the Independent Trustees considered information regarding the direct and indirect benefits the Adviser receives as a result of its relationship with the Funds, including research purchased with soft dollar credits earned from portfolio transactions effected on behalf of the Funds (soft dollar arrangements), and reputational benefits.

Economies of Scale – The Board and the Independent Trustees reviewed the extent to which the Adviser may realize economies of scale in managing the Funds. The Board and the Independent Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the Adviser’s level of profitability from its relationship with each Fund was reasonable and not excessive. The Trustees also considered that the Adviser proposed to continue, also for an additional one-year period, to apply waivers to TMF’s advisory fee that generally had the effect of breakpoints in the Adviser’s advisory fee as well as to continue the expense limitation agreement applicable to VL. The Independent Trustees concluded that those measures were reasonably designed to result in the sharing of economies of scale realized by the Adviser, if any, with the Funds and their shareholders.

The Merger Fund VL
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2013 (Unaudited)

Note 9 — BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS (continued)

Conclusions

Based on their review, including their consideration of each of the factors referred to above, the Board and the Independent Trustees concluded that the terms of the Agreements, including the fees payable to the Adviser, are fair and reasonable to the Funds and their shareholders given the scope and quality of the services provided to the Funds and such other considerations as the Independent Trustees considered relevant in the exercise of their reasonable business judgment and that the continuation of the Agreements was in the best interests of the Funds and their shareholders. Accordingly, the Board and Independent Trustees unanimously approved the continuation of the Agreements.

The Merger Fund VL
AVAILABILITY OF PROXY VOTING INFORMATION

Information regarding how the Fund generally votes proxies relating to portfolio securities may be obtained without charge by calling the Fund’s Transfer Agent at 1-800-343-8959 or by visiting the SEC’s website at www.sec.gov.  Information regarding how the Fund voted proxies during the most recent 12-month period ended June 30 is available on the SEC’s website or by calling the toll-free number listed above.

AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULE

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

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Investment Adviser
Westchester Capital Management, LLC
100 Summit Lake Drive
Valhalla, NY  10595
(914) 741-5600

Administrator, Transfer Agent, Accountant, Dividend Paying Agent and Shareholder Servicing Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
P.O. Box 701
Milwaukee, WI  53201-0701
(800) 343-8959

Custodian
U.S. Bank, N.A.
1555 North Rivercenter Drive, Suite 302
Milwaukee, WI  53212
(800) 343-8959

Trustees
Michael T. Shannon
James P. Logan, III
Barry Hamerling
Richard V. Silver
Christianna Wood

Executive Officers
Roy Behren, Co-President and Treasurer
Michael T. Shannon, Co-President
Bruce Rubin, Vice President and
  Chief Compliance Officer
Abraham R. Cary, Secretary

Counsel
Ropes & Gray LLP
1211 Avenue of the Americas
New York, NY  10036

Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
100 East Wisconsin Avenue
Milwaukee, WI  53202

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

The registrant’s Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The registrant’s Co-Presidents/Chief Executive Officers and Treasurer/Chief Financial Officer have reviewed the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(a)(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.  Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Merger Fund VL

By (Signature and Title)*            /s/ Michael T. Shannon
Michael T. Shannon, Co-President

Date    August 29, 2013

By (Signature and Title)*            /s/ Roy Behren
Roy Behren, Co-President and Treasurer

Date    August 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*            /s/ Michael T. Shannon
Michael T. Shannon, Co-President

Date    August 29, 2013

By (Signature and Title)*            /s/ Roy Behren
Roy Behren, Co-President and Treasurer

Date    August 29, 2013

* Print the name and title of each signing officer under his or her signature.